Income tax benefit Income - Summary of Current Year Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Income Taxes [Abstract]
Loss before tax for the year	$ (2,360,923,000)	$ (2,059,063,000)		$ (1,191,327,000)
Tax according to the applicable tax rate1	590,231,000	514,766,000		280,200,000
Effect of different tax rates in other countries	(129,492,000)	(76,738,000)		(25,817,000)
Operating income/costs, non taxable2	100,957,000	(50,039,000)		19,924,000
Withholding tax	(1,995,000)	2,170,000		(15,634,000)
Not recognized tax losses carried forward	(266,812,000)	(276,790,000)		(209,739,000)
Non-recognition of deferred tax assets on other temporary differences	(281,780,000)	(104,779,000)		(40,585,000)
Recognition of deferred taxes previously not recognized	(13,561,000)	1,228,000		124,000
Current tax related to previous year	6,144,000	(652,000)		979,000
Total	$ 3,692,000	$ 9,166,000	[1]	$ 9,452,000	[1]
Applicable tax rate	25.00%	25.00%		23.50%
Change in fair value of earn-out rights, tax	$ (3,872,000)	$ (35,115,000)		$ (104,233,000)
Expense from share-based payment transactions, tax	58,591,000	49,513,000		15,300,000
Other non-tax deductible income	$ 155,676,000	$ 35,641,000		$ 69,009,000

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).